EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Multiemployer Plan (Details) - Pension fund $ in Millions	12 Months Ended
	Feb. 29, 2020 USD ($) agreement	Feb. 23, 2019 USD ($)	Feb. 24, 2018 USD ($)
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 469.3	$ 451.1	$ 431.2
UFCW-Northern California Employers Joint Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 103.8	104.4	110.2
Total collective bargaining agreements	71
Most significant collective bargaining agreement	50
Western Conference of Teamsters Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 64.9	63.7	61.2
Total collective bargaining agreements	50
Most significant collective bargaining agreement	15
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 116.1	108.4	92.4
Total collective bargaining agreements	45
Most significant collective bargaining agreement	43
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 18.8	20.4	20.4
Total collective bargaining agreements	21
Most significant collective bargaining agreement	16
Sound Retirement Trust
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 44.3	39.1	32.1
Total collective bargaining agreements	128
Most significant collective bargaining agreement	25
Bakery and Confectionery Union and Industry International Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 18.5	17.4	16.6
Total collective bargaining agreements	103
Most significant collective bargaining agreement	34
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 14.9	14.0	15.8
Total collective bargaining agreements	6
Most significant collective bargaining agreement	2
Rocky Mountain UFCW Unions & Employers Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 12.3	10.8	10.8
Total collective bargaining agreements	85
Most significant collective bargaining agreement	27
UFCW Local 152 Retail Meat Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 10.9	10.8	11.0
Total collective bargaining agreements	4
Most significant collective bargaining agreement	4
Desert States Employers & UFCW Unions Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 8.9	9.1	9.3
Total collective bargaining agreements	16
Most significant collective bargaining agreement	13
UFCW International Union - Industry Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 9.5	13.1	12.4
Total collective bargaining agreements	28
Most significant collective bargaining agreement	6
Mid Atlantic Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 7.4	6.6	6.8
Total collective bargaining agreements	19
Most significant collective bargaining agreement	16
Retail Food Employers and UFCW Local 711 Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 7.3	7.1	6.6
Total collective bargaining agreements	7
Most significant collective bargaining agreement	2
Oregon Retail Employees Pension Trust
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 8.9	7.6	6.6
Total collective bargaining agreements	136
Most significant collective bargaining agreement	23
Intermountain Retail Store Employees Pension Trust
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 5.8	4.8	3.8
Total collective bargaining agreements	54
Most significant collective bargaining agreement	19
Other funds
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 17.0	$ 13.8	$ 15.2